Goodwill and Other Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill and Other Intangible Assets, Net [Abstract]
Balance, Beginning	$ 4,676
Acquisition of business	554
Balance, Ending	$ 4,676